Note 4 - Receivables - Schedule of Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Sales tax receivables	$ 618	$ 470
Government assistance and tax credits receivable	872	282
Interest receivable	80
Other receivables	16	7
Total receivables	$ 1,586	$ 759